RYDEX SERIES FUNDS

                       ESSENTIAL PORTFOLIO AGGRESSIVE FUND
                      ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                        ESSENTIAL PORTFOLIO MODERATE FUND

                    Supplement dated October 30, 2007 to the
           H-Class Shares and A-Class and C-Class Shares Prospectuses
                              dated August 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE ESSENTIAL PORTFOLIO FUNDS H-CLASS SHARES AND A-CLASS AND C-CLASS SHARES PROSPECTUSES DATED AUGUST 1, 2007 (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.
--------------------------------------------------------------------------------


Effective November 1, 2007, the Essential Portfolio Aggressive Fund, Essential Portfolio Conservative Fund and Essential Portfolio Moderate Fund (each an "Essential Portfolio Fund" and collectively, the "Essential Portfolio Funds") may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below in addition to those underlying funds listed in the Prospectuses.

FIXED INCOME FUNDS: High Yield Strategy and Inverse High Yield Strategy Funds

INTERNATIONAL EQUITY FUND: International Rotation Fund

ALTERNATIVE INVESTMENT FUND: Managed Futures Strategy Fund

Please note that the Advisor may change each Essential Portfolio Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As  indicated  below,  the High Yield  Strategy,  Inverse  High Yield  Strategy,
International Rotation, and Managed Futures Strategy Funds are subject to a number of risks that may affect the value of the Funds' shares, and thus the Essential Portfolio Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the High Yield Strategy, Inverse High Yield Strategy, International Rotation and Managed Futures Strategy Funds.


----------------------------------------------------------------------------------------------------------------------
                                     HIGH YIELD        INVERSE HIGH YIELD       INTERNATIONAL       MANAGED FUTURES
                                   STRATEGY FUND          STRATEGY FUND         ROTATION FUND        STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------
Active Trading Risk                      X                      X
----------------------------------------------------------------------------------------------------------------------
Commodity-Linked Derivative                                                                                X
Investment Risk
----------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                 X                      X                                          X
----------------------------------------------------------------------------------------------------------------------
Credit Risk                              X                      X
----------------------------------------------------------------------------------------------------------------------
Currency Risk                                                                         X                    X
----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                         X                      X                     X                    X
----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                       X                      X                     X                    X
----------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                        X                      X                                          X
----------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk             X                      X                     X
----------------------------------------------------------------------------------------------------------------------
High Yield Risk                          X
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                     HIGH YIELD        INVERSE HIGH YIELD       INTERNATIONAL       MANAGED FUTURES
                                   STRATEGY FUND          STRATEGY FUND         ROTATION FUND        STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------
Investment in
Investment Companies
Risk                                     X                      X                     X                    X
----------------------------------------------------------------------------------------------------------------------
Investment Technique Risk
                                         X                      X
----------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk                     X                      X
----------------------------------------------------------------------------------------------------------------------
Liquidity Risk                           X                      X                                          X
----------------------------------------------------------------------------------------------------------------------
Market Risk                              X                      X                     X                    X
----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                 X                      X                     X                    X
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                  X                      X                     X                    X
----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                X                     X                    X
----------------------------------------------------------------------------------------------------------------------
Tax Risk                                                                                                   X
----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                                                                        X
----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                        X                      X                     X                    X
----------------------------------------------------------------------------------------------------------------------



DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P DTI or Goldman Sachs Commodities Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

     The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

     STRUCTURED NOTE RISK - The Fund intends to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Fund's investment advisor, Rydex Investments (the "Advisor"), believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, and interest rate swap agreements and structured notes. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also enter into credit default swap agreements for purposes of attempting to gain exposure to the high yield bond market without actually purchasing high yield debt securities, or to hedge a position. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. The High Yield Strategy Fund will normally be a seller of credit protection. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. The Inverse High Yield Strategy Fund will normally be a buyer of credit protection. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit defaults swaps may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

          o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

          o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

          o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

          o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK -The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. In addition, while securities with longer maturities generally tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in instruments that are linked to the performance of foreign issuers, and with respect to the High Yield Strategy and Inverse High Yield Strategy Funds, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. For the High Yield Strategy and Inverse High Yield Strategy Funds, in particular, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. Periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.


HIGH YIELD RISK - Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV" in the Fund's prospectus.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Managed Futures Strategy Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would


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occur if the securities  lender  required the Fund to deliver the securities the
Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. The Fund, which seeks to track its benchmark on a daily basis, is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other performance of its benchmark. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the

Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

For additional information about the High Yield Strategy, Inverse High Yield Strategy, International Rotation, or Managed Futures Strategy Funds, you may request each Fund's prospectus or statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting
www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



REPSUP-1107x0808





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